Concentrations and Risks - Schedules of Concentrations and Risks (Details)		12 Months Ended
		Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)		Dec. 31, 2023 MYR (RM)	Dec. 31, 2025 USD ($)
Customer Concentration Risk [Member] | Customer A [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenue				RM 11,046,599		RM 13,261,271
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts receivable	[1]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenue		39,922,500	9,842,825	48,932,179		47,090,553
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts receivable				34,601,600		18,791,450
Customer Concentration Risk [Member] | Customer C [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenue		18,538,000	4,570,513			19,212,200
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts receivable		18,538,000					4,570,513
Customer Concentration Risk [Member] | Customer D [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenue		11,445,625	2,821,900
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts receivable		11,445,625					2,821,900
Supplier Concentration Risk [Member] | Supplier A [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Total purchases				4,750,000
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Accounts payable				190,400		720,000
Supplier Concentration Risk [Member] | Supplier B [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Total purchases	[2]				[1]	15,329,495
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Accounts payable	[2]					739,879
Supplier Concentration Risk [Member] | Supplier C [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Total purchases		34,063,500	8,398,299	27,434,744		48,937,982
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Accounts payable
Supplier Concentration Risk [Member] | Supplier D [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Total purchases		39,418,000	$ 9,718,442	12,530,200
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Accounts payable		450,000					110,947
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Accounts payable						215,000
Supplier Concentration Risk [Member] | Supplier F [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Accounts payable				RM 130,000

[1]	Represents percentages less than 10%
[2]	Related party — VC Marine Sdn Bhd (Note 13)